DESCRIPTION OF BUSINESS AND GENERAL (Narrative) (Details) - Dec. 31, 2025 ₪ in Millions, $ in Millions	ILS (₪)	USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revolving credit facility	₪ 8.7	$ 2.7